STATEMENTS OF OPERATIONS (Parenthetical)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Series A-1
Weighted Average Limited Partnership Units Outstanding, Basic	8,629.77	8,066.50
Series A-2
Weighted Average Limited Partnership Units Outstanding, Basic	2,024.35	1,903.44
Series B-1
Weighted Average Limited Partnership Units Outstanding, Basic	4,102.09	5,422.14
Series B-2
Weighted Average Limited Partnership Units Outstanding, Basic	3,076.50	3,340.25